Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)	Adjusted EBITDA(4) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,391,649	$4,663,073	$2,472,306	$1,619,850	$240.67	$188.04	$476	$1,061
2022	$8,594,799	$20,813,067	$2,444,495	$4,501,198	$244.29	$151.37	$340	$970
2021	$17,660,600	$47,137,307	$4,713,101	$8,546,475	$220.88	$161.27	$160	$740
2020	$6,276,605	$9,893,532	$2,009,027	$3,024,177	$125.31	$114.85	$74	$534

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our principal executive officer (PEO) for 2020-2023 is Mr. Soultz. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Mr. Boswell (2020-2023), Mr. Lopez (2020-2023), Ms. Shanks (2020-2023), Mr. Parkes (2022-2023), Ms. Gorcyca (2023), Mr. Christopher J. Miner (2020-2022), and Mr. Kelly Williams (2020-2021).
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) for each listed fiscal year consists of the constituent companies in the S&P MidCap 400 Index listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis for fiscal year 2023. In 2023, Waste Connections, Inc. was added to the peer group and Duke Realty Corporation was removed as further described in the “Use of Market Data” section of our Compensation Discussion and Analysis section above. The table below compares the indexed TSR of the current and prior Peer Group.

Year	Peer Group used in prior year	Peer Group used in current year
2023	$182	$188
2022	$142	$151
2021	$166	$161
2020	$115	$115

PEO Total Compensation Amount	$ 8,391,649	$ 8,594,799	$ 17,660,600	$ 6,276,605
PEO Actually Paid Compensation Amount	$ 4,663,073	20,813,067	47,137,307	9,893,532
Adjustment To PEO Compensation, Footnote	The following amounts were deducted from or added to total compensation in the Summary Compensation Table (SCT) in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022	2023
SCT Total	$6,276,605	$17,660,600	$8,594,799	$8,391,649
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0	$0
+ Service Cost of Pension in Fiscal Year	$0	$0	$0	$0
+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,593,204)	($14,635,168)	($5,103,737)	($5,665,871)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,223,671	$30,020,871	$8,174,053	$4,131,113
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$2,694,702	$13,368,813	$10,303,770	($3,668,762)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,708,241)	$722,191	($1,155,818)	$1,474,944
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$9,893,532	$47,137,307	$20,813,067	$4,663,073

Non-PEO NEO Average Total Compensation Amount	$ 2,472,306	2,444,495	4,713,101	2,009,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,619,850	4,501,198	8,546,475	3,024,177
Adjustment to Non-PEO NEO Compensation Footnote	The following amounts were deducted from or added to total compensation in the Summary Compensation Table (SCT) in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022	2023
Average SCT Total	$2,009,027	$4,713,101	$2,444,495	$2,472,306
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0	$0
+ Service Cost of Pension in Fiscal Year	$0	$0	$0	$0
+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($1,212,320)	($3,314,083)	($1,356,246)	($1,491,647)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$2,148,971	$5,205,205	$1,831,987	$1,066,149
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$197,467	$1,491,613	$1,623,529	($633,986)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$147,770	$208,160	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($118,969)	$302,869	($250,726)	$207,028
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0
Average Compensation Actually Paid	$3,024,177	$8,546,475	$4,501,198	$1,619,850
(i) Certain of Mr. Williams’ equity awards were modified in February 2021 as part of his Separation and Release Agreement, consistent with his employment agreement. The rules prescribed by the SEC did not specify how compensation actually paid should reflect the incremental fair value expense recorded in connection with the modification and reported in the “Stock Awards” column. As compensation actually paid is meant to track the value of an equity award over the course of its vesting period, we are not adding any additional fair value when calculating the “Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year” as we believe this methodology best reflects the value of the award to Mr. Williams.

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2023.
Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDA during the period 2020-2023.
Compensation Actually Paid vs. Company Selected Measure	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDA during the period 2020-2023.
Tabular List, Table

Most Important Financial Measures
•Adjusted EBITDA
•Stock Price
•Relative TSR

Total Shareholder Return Amount	$ 240.67	244.29	220.88	125.31
Peer Group Total Shareholder Return Amount	188.04	151.37	161.27	114.85
Net Income (Loss)	$ 476,000,000	$ 340,000,000	$ 160,000,000	$ 74,000,000
Company Selected Measure Amount	1,061,000,000	970,000,000	740,000,000	534,000,000
PEO Name	Mr. Soultz
Peer Group Total Shareholder Return Amount, Prior	$ 182	$ 142	$ 166	$ 115
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure and represents Adjusted EBITDA from continuing and discontinued operations at budgeted foreign exchange rates. For a discussion of our use of non-GAAP financial measures, please see the “Reconciliation of Non-GAAP Financial Measures” section in Item 7 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,665,871	5,103,737	14,635,168	3,593,204
PEO | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,131,113	8,174,053	30,020,871	6,223,671
PEO | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,668,762	10,303,770	13,368,813	2,694,702
PEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,474,944	1,155,818	722,191	1,708,241
PEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,491,647	1,356,246	3,314,083	1,212,320
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,066,149	1,831,987	5,205,205	2,148,971
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,986	1,623,529	1,491,613	197,467
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	208,160	147,770	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,028	250,726	302,869	118,969
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0